Fair Value Measurements - Summary of Fair Value Measurements Inputs (Detail)	Dec. 31, 2022 yr $ / shares	Dec. 31, 2021 yr $ / shares
Warrant price [Member]
Working Capital Loan:
Working capital loan	0.04	0.55
Exercise price [Member]
Derivative Warrant Liabilities:
Fair value measurements inputs		11.5
Stock price [Member]
Derivative Warrant Liabilities:
Fair value measurements inputs		9.73
Probability of Business Combination [Member]
Working Capital Loan:
Working capital loan	80	100
Term (yrs) [Member]
Derivative Warrant Liabilities:
Fair value measurements inputs | yr		5
Working Capital Loan:
Working capital loan | yr	0.25	1
Volatility [Member]
Derivative Warrant Liabilities:
Fair value measurements inputs		10.5
Working Capital Loan:
Working capital loan	0.01	9
Risk-free rate [Member]
Derivative Warrant Liabilities:
Fair value measurements inputs		1.44
Working Capital Loan:
Working capital loan	3.99	1.37
Discount rate [Member]
Working Capital Loan:
Working capital loan	15.76	7.96